Stock Based Compensation Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award
Stock option , expiry period	10 years
Stock based compensation	$ 156,000	$ 82,000
Stock options granted	0	0
Number of shares vested during year	0	0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Stock granted, shares	10,000	10,570
Stock granted, value	234,000	251,000
Stock granted, value per share	$ 23.40	$ 23.75
Stock granted, vesting period	3 years
Stock based compensation	156,000	82,000
Recognized tax benefit related to stock based compensation	53,000	28,000
Unrecognized share based compensation	$ 401,000
Unrecognized share based compensation weighted average period of recognition	1 year 8 months 12 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Incentive Stock Options, exercise price as a percentage of fair market value of common stock on date of grant	100.00%
Stock Incentive Plan 1998
Share-based Compensation Arrangement by Share-based Payment Award
Stock Plan, shares authorized for grant	142,000
Stock Incentive Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award
Stock Plan, shares authorized for grant	100,000